Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Income	$ 6,404,000	$ 3,245,000
Weighted average shares outstanding – basic (in shares)	1,995,468	1,975,836
Effect of dilutive common stock equivalents (in shares)	97,639	36,563
Adjusted weighted average shares outstanding – diluted (in shares)	2,093,108	2,012,399
Basic earnings per share (in dollars per share)	$ 3.21	$ 1.64
Diluted earnings per share (in dollars per share)	$ 3.06	$ 1.61